Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 27, 2022
Entity Registrant Name	BONDBLOXX ETF TRUST
Entity Central Index Key	0001879238
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2022
Document Effective Date	Jun. 27, 2022
Prospectus Date	Jun. 27, 2022
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Prospectus:
Trading Symbol	XEMD